CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (JPY ¥) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Treasury stock at cost	Total NTT DOCOMO, INC. shareholders' equity	Noncontrolling interests
Beginning Balance at Mar. 31, 2010	¥ 4,662,446	¥ 949,680	¥ 757,109	¥ 3,347,830	¥ (37,379)	¥ (381,363)	¥ 4,635,877	¥ 26,569
Purchase of treasury stock	(20,000)					(20,000)	(20,000)
Retirement of treasury stock	(24,195)		(24,195)			24,195
Cash dividends declared (JPY 5,800 in 2013, JPY 5,400 in 2012 and JPY 5,200 in 2011 per share)	(216,350)			(216,350)			(216,350)
Cash distributions to noncontrolling interests	(1,243)							(1,243)
Others	373							373
Comprehensive income
Net income	491,993			490,485			490,485	1,508
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	(5,294)				(5,293)		(5,293)	(1)
Unrealized gains (losses) on cash flow hedges	4				4		4
Foreign currency translation adjustment	(27,902)				(27,854)		(27,854)	(48)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(6,367)				(6,367)		(6,367)
Prior service cost arising during period, net	48				48		48
Less: Amortization of prior service cost	(1,346)				(1,346)		(1,346)
Less: Amortization of actuarial gains and losses	1,144				1,144		1,144
Less: Amortization of transition obligation	88				88		88
Ending Balance at Mar. 31, 2011	4,877,594	949,680	732,914	3,621,965	(76,955)	(377,168)	4,850,436	27,158
Cash dividends declared (JPY 5,800 in 2013, JPY 5,400 in 2012 and JPY 5,200 in 2011 per share)	(223,925)			(223,925)			(223,925)
Cash distributions to noncontrolling interests	(1,280)							(1,280)
Acquisition of new subsidiaries	1,746							1,746
Contributions from noncontrolling interests	21,333		(322)				(322)	21,655
Others	(61)							(61)
Comprehensive income
Net income	460,952			463,912			463,912	(2,960)
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	3,895				3,895		3,895	0
Unrealized gains (losses) on cash flow hedges	(2)				(2)		(2)
Foreign currency translation adjustment	(28,998)				(28,984)		(28,984)	(14)
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(2,746)				(2,746)		(2,746)	0
Prior service cost arising during period, net	(72)				(72)		(72)
Less: Amortization of prior service cost	(1,347)				(1,347)		(1,347)
Less: Amortization of actuarial gains and losses	1,606				1,606		1,606
Less: Amortization of transition obligation	76				76		76
Ending Balance at Mar. 31, 2012	5,108,771	949,680	732,592	3,861,952	(104,529)	(377,168)	5,062,527	46,244
Cash dividends declared (JPY 5,800 in 2013, JPY 5,400 in 2012 and JPY 5,200 in 2011 per share)	(240,512)			(240,512)			(240,512)
Cash distributions to noncontrolling interests	(4)							(4)
Acquisition of new subsidiaries	6,957							6,957
Changes in interest in subsidiaries	(1,028)		17				17	(1,045)
Others	120							120
Comprehensive income
Net income	485,320			495,633			495,633	(10,313)
Other comprehensive income (loss)
Unrealized holding gains (losses) on available-for-sale securities	75,614				75,611		75,611	3
Unrealized gains (losses) on cash flow hedges	45				45		45
Foreign currency translation adjustment	39,124				38,994		38,994	130
Pension liability adjustment:
Actuarial gains (losses) arising during period, net	(5,169)				(5,167)		(5,167)	(2)
Less: Amortization of prior service cost	(1,458)				(1,458)		(1,458)
Less: Amortization of actuarial gains and losses	1,805				1,805		1,805
Less: Amortization of transition obligation	80				80		80
Ending Balance at Mar. 31, 2013	¥ 5,469,665	¥ 949,680	¥ 732,609	¥ 4,117,073	¥ 5,381	¥ (377,168)	¥ 5,427,575	¥ 42,090